Revenue Recognition - Disaggregation of Revenue (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	100.00%	100.00%
Total Foundry revenue	100.00%	100.00%
North America [Member]
Disaggregation of Revenue [Line Items]
Total revenue	95.00%	95.00%
Rest of The World [Member]
Disaggregation of Revenue [Line Items]
Total revenue	5.00%	5.00%
Food And Nutrition [Member]
Disaggregation of Revenue [Line Items]
Total Foundry revenue	35.00%	39.00%
Industrial And Environment [Member]
Disaggregation of Revenue [Line Items]
Total Foundry revenue	29.00%	13.00%
Agriculture [Member]
Disaggregation of Revenue [Line Items]
Total Foundry revenue	13.00%	18.00%
Customer And Technology [Member]
Disaggregation of Revenue [Line Items]
Total Foundry revenue	12.00%	19.00%
Other [Member]
Disaggregation of Revenue [Line Items]
Total Foundry revenue	11.00%	11.00%